Operating Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Summary of supplemental information related to leases and location
Supplemental information related to leases and location within the consolidated balance sheet are as follows:

As of December 31, 2022
RMB
Operating lease right-of-use assets	82,055
Current operating lease liabilities	44,590
Non-current operating lease liabilities	35,931

Total operating lease liabilities	80,521

Weighted average remaining lease term (in years)	2.30
Weighted average discount rate	4.6%

Year ended December 31, 2022
RMB
Lease cost:
Operating fixed lease cost	16,289
Lease cost related to short-term leases not capitalized	8,869

Total lease cost	25,158

Summary of supplemental cash flow information related to leases
Supplemental cash flow information related to leases for the year ended December 31, 2022 is as follows:

Year ended December 31,2022
RMB
Cash paid for amounts included in measurement of liabilities:
Operating cash flows payment from operating leases	12,604
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	2,796

Summary of maturities of lease liabilities
As of December 31, 2022, the maturities of lease liabilities in accordance with ASC 842 in each of the following years are as follows:

Total operating lease
RMB
2023	45,624
2024	31,559
2025	7,363

Total minimum lease payments*	84,546
Less: amount representing interest	(4,025)

Present value of minimum lease payments	80,521